Securities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Proceeds	$ 30,144	$ 25,900
Gross gains	733	1,120
Gross losses	$ (103)	$ 0